UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Fund of Boston

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments:

George Putnam Balanced Fund
The fund's portfolio
10/31/18 (Unaudited)
COMMON STOCKS (60.6%)(a)
	Shares	Value
Basic materials (1.8%)
Alcoa Corp.(NON)	35,867	$1,254,986
Apollo Global Management, LLC Class A	24,170	711,081
DowDuPont, Inc.	137,540	7,416,157
FMC Corp.	40,902	3,193,628
Fortune Brands Home & Security, Inc.	6,319	283,281
PPG Industries, Inc.	12,572	1,321,191
Sherwin-Williams Co. (The)	12,296	4,838,107
Summit Materials, Inc. Class A(NON)(S)	115,080	1,553,580
W.R. Grace & Co.	11,955	774,564

		21,346,575
Capital goods (4.8%)
Ball Corp.(S)	57,601	2,580,525
Boeing Co. (The)	22,009	7,810,114
Deere & Co.	15,049	2,038,237
Emerson Electric Co.	124,008	8,417,663
Fortive Corp.	80,037	5,942,747
Honeywell International, Inc.	76,862	11,131,155
John Bean Technologies Corp. (JBT)	4,898	509,245
L3 Technologies, Inc.	12,870	2,438,479
Resideo Technologies, Inc.(NON)	12,810	269,658
Roper Technologies, Inc.	22,011	6,226,912
Textron, Inc.	71,735	3,847,148
Waste Connections, Inc.	71,704	5,481,054

		56,692,937
Communication services (2.0%)
AT&T, Inc.	187,602	5,755,629
Charter Communications, Inc. Class A(NON)	15,314	4,906,146
Comcast Corp. Class A	128,804	4,912,585
SBA Communications Corp.(NON)(R)	20,101	3,259,779
Verizon Communications, Inc.	79,321	4,528,436

		23,362,575
Computers (2.1%)
Apple, Inc.	114,076	24,966,673

		24,966,673
Conglomerates (0.9%)
Danaher Corp.	102,395	10,178,063

		10,178,063
Consumer cyclicals (7.5%)
Advance Auto Parts, Inc.	13,115	2,095,252
Amazon.com, Inc.(NON)	12,983	20,746,964
BJ's Wholesale Club Holdings, Inc.(NON)	27,822	616,257
Booking Holdings, Inc.(NON)	2,764	5,181,339
Burlington Stores, Inc.(NON)	11,666	2,000,602
Clorox Co. (The)	22,731	3,374,417
Ecolab, Inc.	4,908	751,660
General Motors Co.	225,613	8,255,180
Hilton Worldwide Holdings, Inc.	63,551	4,522,925
Home Depot, Inc. (The)	66,623	11,717,653
Live Nation Entertainment, Inc.(NON)	49,617	2,594,969
MGM Resorts International	68,552	1,828,967
NIKE, Inc. Class B	63,007	4,728,045
O'Reilly Automotive, Inc.(NON)	4,575	1,467,431
TJX Cos., Inc. (The)	43,193	4,746,047
Twenty-First Century Fox, Inc. Class A	102,609	4,670,762
Walmart, Inc.	60,914	6,108,456
Wynn Resorts, Ltd.	29,662	2,983,997

		88,390,923
Consumer staples (4.6%)
Chipotle Mexican Grill, Inc.(NON)	7,608	3,502,191
Coca-Cola Co. (The)	304,075	14,559,111
Costco Wholesale Corp.	16,646	3,805,775
Hershey Co. (The)	39,493	4,231,675
Kellogg Co.	29,119	1,906,712
McCormick & Co., Inc. (non-voting shares)	38,412	5,531,328
PepsiCo, Inc.	36,896	4,146,372
Procter & Gamble Co. (The)	105,768	9,379,506
Walgreens Boots Alliance, Inc.	48,154	3,841,245
Yum China Holdings, Inc. (China)	108,211	3,904,253

		54,808,168
Electronics (2.2%)
Intel Corp.	126,428	5,926,945
NXP Semiconductors NV	80,950	6,070,441
ON Semiconductor Corp.(NON)	210,815	3,583,855
Qualcomm, Inc.	169,292	10,646,774

		26,228,015
Energy (3.2%)
Anadarko Petroleum Corp.	36,684	1,951,589
BP PLC (United Kingdom)	1,669,417	12,105,327
Cairn Energy PLC (United Kingdom)(NON)	880,068	2,221,684
Cenovus Energy, Inc. (Canada)	754,838	6,387,554
ConocoPhillips	44,137	3,085,176
Exxon Mobil Corp.	89,980	7,169,606
Noble Energy, Inc.	65,789	1,634,857
Seven Generations Energy, Ltd. Class A (Canada)(NON)	255,989	2,743,746

		37,299,539
Financials (10.1%)
American International Group, Inc.	92,552	3,821,472
Assured Guaranty, Ltd.	151,645	6,062,767
Bank of America Corp.	558,834	15,367,935
BlackRock, Inc.	11,416	4,696,771
Chubb, Ltd.	20,649	2,579,267
Citigroup, Inc.	204,135	13,362,677
E*Trade Financial Corp.(NON)	118,856	5,873,864
Gaming and Leisure Properties, Inc.(R)	89,734	3,023,138
Goldman Sachs Group, Inc. (The)	40,639	9,158,811
Intercontinental Exchange, Inc.	43,754	3,370,808
Investment Technology Group, Inc.	37,083	1,019,041
JPMorgan Chase & Co.	69,552	7,582,559
KKR & Co., Inc. Class A	360,183	8,518,328
Oportun Financial Corp. (acquired 6/23/15, cost $386,984) (Private)(F)(RES)(NON)	135,784	291,141
Prudential PLC (United Kingdom)	353,620	7,098,616
Raymond James Financial, Inc.	56,543	4,336,283
Visa, Inc. Class A	102,385	14,113,772
Wells Fargo & Co.	111,659	5,943,609
Yellow Cake PLC (United Kingdom)(NON)	977,613	2,974,013

		119,194,872
Health care (7.6%)
AbbVie, Inc.	24,295	1,891,366
Allergan PLC	3,944	623,191
Amgen, Inc.	26,791	5,165,037
Becton Dickinson and Co. (BD)	36,551	8,425,006
Biogen, Inc.(NON)	11,267	3,428,210
Boston Scientific Corp.(NON)	98,368	3,555,020
Bristol-Myers Squibb Co.	25,323	1,279,824
Celgene Corp.(NON)	5,838	418,001
Cigna Corp.	37,823	8,086,936
Cooper Cos., Inc. (The)	14,800	3,822,988
Edwards Lifesciences Corp.(NON)	11,858	1,750,241
Eli Lilly & Co.	16,828	1,824,828
Gilead Sciences, Inc.	82,886	5,651,167
Intuitive Surgical, Inc.(NON)	6,576	3,427,280
Jazz Pharmaceuticals PLC(NON)	20,601	3,271,851
Johnson & Johnson	45,450	6,362,546
Merck & Co., Inc.	119,611	8,804,566
Mettler-Toledo International, Inc.(NON)	4,957	2,710,587
Pfizer, Inc.	196,865	8,477,007
UnitedHealth Group, Inc.	27,984	7,313,618
Vertex Pharmaceuticals, Inc.(NON)	17,894	3,032,317

		89,321,587
Software (4.5%)
Activision Blizzard, Inc.	135,284	9,341,360
Adobe, Inc.(NON)	30,908	7,595,950
Everbridge, Inc.(NON)(S)	53,710	2,730,079
Microsoft Corp.	261,706	27,952,818
NetEase, Inc. ADR (China)	17,904	3,721,346
Tencent Holdings, Ltd. (China)	60,281	2,043,228

		53,384,781
Technology services (5.3%)
Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	5,963	848,416
Alphabet, Inc. Class A(NON)	21,076	22,985,064
DXC Technology Co.	98,564	7,178,416
Facebook, Inc. Class A(NON)	83,750	12,712,413
Fidelity National Information Services, Inc.	27,365	2,848,697
First Data Corp. Class A(NON)	174,926	3,278,113
GoDaddy, Inc. Class A(NON)	27,931	2,043,711
NCSOFT Corp. (South Korea)	10,260	3,879,973
Salesforce.com, Inc.(NON)	53,725	7,373,219

		63,148,022
Transportation (1.0%)
Norfolk Southern Corp.	39,372	6,607,803
Union Pacific Corp.	37,780	5,524,192

		12,131,995
Utilities and power (3.0%)
American Electric Power Co., Inc.	84,372	6,189,530
CenterPoint Energy, Inc.	51,054	1,378,969
Dominion Energy, Inc.	33,655	2,403,640
Duke Energy Corp.	31,077	2,567,893
Edison International	22,165	1,538,029
Exelon Corp.	102,363	4,484,523
Kinder Morgan, Inc.	367,009	6,246,493
NextEra Energy, Inc.	23,546	4,061,685
NRG Energy, Inc.	142,787	5,167,462
PG&E Corp.(NON)	21,375	1,000,564

		35,038,788

Total common stocks (cost $646,270,444)		$715,493,513
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association Pass-Through Certificates
3.50%, TBA, 11/1/48	$7,000,000	$6,874,218
3.50%, with due dates from 2/20/43 to 1/20/48	8,567,816	8,432,735
3.00%, TBA, 11/1/48	7,000,000	6,689,922
3.00%, with due dates from 8/20/46 to 10/20/46	1,545,786	1,479,303

		23,476,178
U.S. Government Agency Mortgage Obligations (7.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	1,374	1,505
4.00%, with due dates from 7/1/42 to 2/1/48	5,589,197	5,624,043
3.50%, with due dates from 12/1/42 to 1/1/47	9,839,979	9,617,626
3.00%, with due dates from 3/1/43 to 2/1/47	3,189,242	3,023,392
Federal National Mortgage Association Pass-Through Certificates
5.905%, 2/1/43(i)	162,361	168,010
5.50%, with due dates from 7/1/33 to 11/1/38	1,754,439	1,887,158
5.00%, with due dates from 8/1/33 to 1/1/39	499,012	525,811
4.50%, TBA, 11/1/48	13,000,000	13,307,735
4.50%, with due dates from 5/1/48 to 6/1/48	6,349,952	6,506,554
4.00%, TBA, 11/1/48	8,000,000	7,999,375
4.00%, with due dates from 12/1/44 to 12/1/47	12,760,519	12,803,007
3.50%, with due dates from 5/1/43 to 1/1/57	11,173,784	10,916,668
3.00%, TBA, 11/1/48	7,000,000	6,619,922
3.00%, with due dates from 2/1/43 to 3/1/47	8,511,418	8,077,898

		87,078,704

Total U.S. government and agency mortgage obligations (cost $113,591,155)		$110,554,882
U.S. TREASURY OBLIGATIONS (11.4%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$6,380,000	$5,914,459
2.75%, 8/15/42	17,110,000	15,302,489
U.S. Treasury Notes
2.625%, 6/15/21	12,790,000	12,696,673
2.25%, 2/15/21	23,000,000	22,670,093
2.25%, 2/29/20	500,000	496,367
2.00%, 2/15/22	1,000,000	970,336
2.00%, 11/30/20	27,400,000	26,910,011
1.875%, 11/30/21	6,480,000	6,278,006
1.625%, 10/31/23	100,000	93,675
1.50%, 5/31/20	20,840,000	20,408,385
1.125%, 12/31/19	22,860,000	22,432,180

Total U.S. treasury obligations (cost $137,796,423)		$134,172,674
CORPORATE BONDS AND NOTES (16.0%)(a)
	Principal amount	Value
Basic materials (0.9%)
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	$668,000	$680,007
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	1,595,000	1,565,674
Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29	850,000	1,107,838
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	1,036,000	1,036,242
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	703,000	672,349
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	498,000	496,377
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	10,000	13,379
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	1,145,000	1,058,448
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	147,000	125,304
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	1,628,000	1,508,362
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,265,000	1,614,837
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	237,125
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	553,000	678,540

		10,794,482
Capital goods (0.5%)
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	1,145,000	1,051,645
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	940,000	909,560
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28	510,000	509,229
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,270,000	1,173,266
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	1,025,000	1,002,696
Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	1,295,000	1,268,894

		5,915,290
Communication services (1.3%)
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	980,000	900,602
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)	550,000	505,234
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	113,983
AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28	1,740,000	1,652,188
CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23	240,000	237,475
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	1,070,992
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	391,000	392,666
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	506,000	455,423
Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22	645,000	779,066
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	605,000	518,023
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	268,000	312,931
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	700,000	654,600
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	910,000	837,465
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	655,000	609,735
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	784,000	724,878
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	313,000	321,980
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	171,903
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	85,000	81,578
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	125,348
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	215,000	203,642
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	716,250	709,088
Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,050,000	934,908
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	670,000	662,841
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	700,000	663,250
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	1,000,000	963,475

		14,603,274
Consumer cyclicals (1.7%)
21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24	1,060,000	1,227,359
21st Century Fox America, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 9/15/44	30,000	30,923
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	790,000	729,849
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	1,105,000	1,027,199
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	935,000	880,520
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	365,000	356,236
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	847,000	866,353
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	1,625,000	1,587,416
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	390,000	388,995
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	653,000	572,673
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	615,000	554,143
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	283,000	273,869
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	262,444
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	252,000	240,790
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	250,000	237,298
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. sub. notes 4.25%, 9/1/24	205,000	196,862
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	1,200,000	1,146,000
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,415,000	1,400,850
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	350,000	329,000
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,641,444
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	1,177,000	1,068,609
NVR, Inc. sr. unsec. notes 3.95%, 9/15/22	435,000	433,335
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	595,000	558,520
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	390,000	384,543
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26	770,000	784,347
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,115,000	1,045,313
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,315,000	1,199,938
Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	89,000	78,750

		19,503,578
Consumer staples (1.1%)
Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	1,687,000	1,589,141
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42	200,000	191,651
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,062,254
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	593,574	684,760
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	603,334	587,366
Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	820,000	950,623
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,751,787
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	601,554
Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46	1,595,000	1,327,044
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	1,166,000	1,125,190
Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	1,671,000	1,645,347
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26	1,135,000	1,042,726
Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26	840,000	776,921

		13,336,364
Energy (1.3%)
BG Energy Capital PLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 10/15/21 (United Kingdom)	250,000	252,892
BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)	770,000	723,008
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	565,000	553,700
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	1,427,000	1,341,614
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	2,076,000	1,909,920
Energy Transfer Partners LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	521,350
Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42	365,000	376,808
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	265,000	273,868
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	1,384,000	1,395,708
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	1,040,000	946,336
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	550,000	600,265
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	388,000	435,852
Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)	315,000	309,488
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	175,000	196,409
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)	348,000	308,913
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	250,000	237,883
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	1,410,000	1,416,566
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	560,000	530,600
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,175,775
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	1,557,000	1,552,746
Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22	275,000	270,523

		15,330,224
Financials (5.0%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	650,000	630,505
Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27	1,145,000	1,041,767
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	705,000	720,863
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	856,000	1,050,740
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	1,116,198
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	205,250
Aviation Capital Group, LLC 144A sr. unsec. unsub. notes 7.125%, 10/15/20	265,000	281,810
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)	135,000	139,725
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,182,614
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	321,458
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 3.094%, 9/15/26	275,000	265,191
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	670,982
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	357,462
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	783,145
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	155,000	158,486
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	817,246
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,024,771
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,264,702
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	824,000	866,288
Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23	462,000	446,563
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	325,000	313,630
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	282,000	291,925
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	778,000	786,152
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	519,000	522,244
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,371
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,436,135
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,935,000	1,883,026
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	345,000	348,019
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)	250,000	251,658
Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	265,923
Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)	340,000	307,492
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	1,770,000	1,642,561
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	770,156
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	1,395,000	1,370,870
Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,193,265
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	331,401
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	206,693
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	433,883
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	2,085,000	2,021,561
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	2,110,000	2,021,801
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	282,000	329,525
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40	1,495,000	1,768,612
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	567,000	515,567
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	275,000	264,937
HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)	250,000	269,248
HSBC Holdings PLC unsec. sub. notes 4.25%, 8/18/25 (United Kingdom)	455,000	442,184
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	105,000	102,207
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	2,225,000	2,331,155
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	198,227
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	918,000	931,770
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	3,710,000	3,250,923
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	555,000	582,084
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	458,000	524,410
Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)	304,000	252,644
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	530,000	517,864
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39	1,290,000	1,920,556
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	3,102,440
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	315,000	318,118
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	925,000	838,340
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	370,000	425,307
Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	140,000	135,852
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	158,000	160,370
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,485,000	1,453,444
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	460,000	464,442
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	1,000,000	973,648
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)	200,000	192,403
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	430,000	430,623
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	410,401
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	337,268
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	759,000	706,612
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,627,724
VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	720,000	720,339
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	598,125
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	710,000	740,275
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	787,000	790,835

		59,382,011
Government (0.4%)
International Bank for Reconstruction & Development sr. unsec. unsub. bonds 7.625%, 1/19/23 (Supra-Nation)	4,000,000	4,701,080

		4,701,080
Health care (1.4%)
AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25	214,000	204,405
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	186,000	182,915
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	657,381
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	390,000	348,981
Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42	225,000	213,226
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47	1,251,000	1,174,650
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27	1,076,000	1,010,366
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	715,000	737,335
CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48	216,000	210,613
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	649,000	624,475
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	1,110,000	1,096,551
Halfmoon Parent, Inc. 144A sr. unsub. notes 3.75%, 7/15/23	2,793,000	2,768,662
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	205,000	208,588
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	270,000	265,680
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	475,000	480,641
Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)	560,000	563,500
Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	160,000	153,200
Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	724,000	728,841
Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20	121,000	123,109
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	265,000	248,438
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	823,000	745,072
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	503,000	474,510
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	2,025,000	2,005,242
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	1,040,000	1,008,310

		16,234,691
Technology (1.3%)
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	1,069,000	949,607
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	245,000	242,732
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	340,695
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	448,327
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	1,527,000	1,402,151
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	1,356,000	1,405,153
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	271,000	314,922
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	785,000	771,046
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	1,850,000	1,831,050
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	882,000	1,070,052
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	1,195,000	1,167,608
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	1,150,000	1,058,455
Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27	759,000	716,253
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	1,900,000	1,854,926
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	535,000	489,066
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	1,185,000	1,094,644

		15,156,687
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	546,168
Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22	438,683	460,221
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	186,602	183,498

		1,189,887
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27	560,000	553,000
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	620,045
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	158,000	157,432
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	704,137
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	244,850
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	501,065
EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)	365,000	373,505
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	607,707
Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26	482,000	446,749
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	595,000	584,797
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	495,525
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	96,000	91,675
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47	159,000	154,831
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	1,120,000	1,189,249
Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)	185,000	216,852
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	328,224
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	192,870
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	720,000	694,195
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	770,000	688,188
Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22	445,000	500,727
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	145,000	146,468
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	889,000	912,268
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD 3 Month + 2.11%), 4.426%, 5/15/67	1,945,000	1,791,209

		12,195,568

Total corporate bonds and notes (cost $191,860,487)		$188,343,136
MORTGAGE-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.981%, 10/25/27 (Bermuda)	$437,667	$438,103
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	508,000	497,893
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	520,000	524,661
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.603%, 12/10/44(WAC)	500,000	494,589
FRB Ser. 14-CR18, Class C, 4.732%, 7/15/47(WAC)	2,392,000	2,381,946
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	777,000	795,070
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	1,046,000	1,049,576
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.281%, 9/25/28	160,000	187,206
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.631%, 1/25/29	4,010	4,019
Ser. 01-79, Class BI, IO, 0.284%, 3/25/45(WAC)	735,617	6,236
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.832%, 10/25/28 (Bermuda)	592,000	592,000
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 5.14%, 5/15/45(WAC)	772,000	751,195
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class D, 4.651%, 10/15/45(WAC)	404,000	386,750
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.42%, 3/15/45(WAC)	1,794,000	1,694,291
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	2,032,334	169,700

Total mortgage-backed securities (cost $11,072,100)		$9,973,254
CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value
Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,057) (Private)(F)(RES)(NON)	371	$795
Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $20,210) (Private)(F)(RES)(NON)	6,416	15,205
Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $47,464) (Private)(F)(RES)(NON)	9,325	35,709
Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $68,847) (Private)(F)(RES)(NON)	13,526	51,796
Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $38,611) (Private)(F)(RES)(NON)	7,033	29,048
Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $116,544) (Private)(F)(RES)(NON)	15,175	87,680
Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $326,895) (Private)(F)(RES)(NON)	114,700	245,934
Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $413,355) (Private)(F)(RES)(NON)	145,037	310,981
Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $633,655) (Private)(F)(RES)(NON)	222,546	476,694

Total convertible preferred stocks (cost $1,666,638)		$1,253,842
MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$293,533
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	482,402
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	302,921

Total municipal bonds and notes (cost $841,259)		$1,078,856
SHORT-TERM INVESTMENTS (5.0%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 2.36%(AFF)	2,041,590	$2,041,590
Putnam Short Term Investment Fund 2.33%(AFF)	55,960,583	55,960,583
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.09%(P)	565,000	565,000

Total short-term investments (cost $58,567,173)		$58,567,173
TOTAL INVESTMENTS

Total investments (cost $1,161,665,679)		$1,219,437,330

	FORWARD CURRENCY CONTRACTS at 10/31/18 (aggregate face value $52,619,555) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		British Pound	Sell	12/19/18	$7,064,566	$7,181,263	$116,697
		Canadian Dollar	Sell	1/16/19	2,522,099	2,597,172	75,073
	Barclays Bank PLC
		British Pound	Sell	12/19/18	5,612,753	5,667,095	54,342
		Canadian Dollar	Sell	1/16/19	2,628,159	2,706,135	77,976
	Citibank, N.A.
		British Pound	Sell	12/19/18	3,456,367	3,496,562	40,195
		Euro	Buy	12/19/18	234,197	241,203	(7,006)
	Goldman Sachs International
		British Pound	Sell	12/19/18	7,206,019	7,327,488	121,469
		Canadian Dollar	Sell	1/16/19	4,357,466	4,486,664	129,198
		Chinese Yuan (Offshore)	Sell	11/19/18	10,513,577	10,585,291	71,714
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	1/16/19	2,474,470	2,548,020	73,550
		South Korean Won	Sell	11/19/18	3,765,129	3,788,921	23,792
	WestPac Banking Corp.
		Canadian Dollar	Buy	1/16/19	1,984,795	1,993,741	(8,946)

	Unrealized appreciation						784,006

	Unrealized (depreciation)						(15,952)

	Total						$768,054
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through October 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,180,716,642.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $,1544,983, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 7/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/18
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$12,806,160	$20,309,562	$31,074,132	$59,356	$2,041,590
	Putnam Short Term Investment Fund**	66,260,491	77,750,436	88,050,344	233,910	55,960,583

	Total Short-term investments	$79,066,651	$98,059,998	$119,124,476	$293,266	$58,002,173
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,041,590, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,071,952.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $41,500,750 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,946 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$21,346,575	$—	$—
Capital goods	56,692,937	—	—
Communication services	23,362,575	—	—
Conglomerates	10,178,063	—	—
Consumer cyclicals	88,390,923	—	—
Consumer staples	54,808,168	—	—
Energy	37,299,539	—	—
Financials	118,903,731	—	291,141
Health care	89,321,587	—	—
Technology	161,804,290	5,923,201	—
Transportation	12,131,995	—	—
Utilities and power	35,038,788	—	—

Total common stocks	709,279,171	5,923,201	291,141
Convertible preferred stocks	—	—	1,253,842
Corporate bonds and notes	—	188,343,136	—
Mortgage-backed securities	—	9,973,254	—
Municipal bonds and notes	—	1,078,856	—
U.S. government and agency mortgage obligations	—	110,554,882	—
U.S. treasury obligations	—	134,172,674	—
Short-term investments	56,525,583	2,041,590	—

Totals by level	$765,804,754	$452,087,593	$1,544,983
		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$768,054	$—

Totals by level	$—	$768,054	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$784,006	$15,952

Total	$784,006	$15,952
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$60,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Fund of Boston

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2018